NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 3, 2021

TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Trust

Prospectus and Summary Prospectuses

  dated October 28, 2020

Nuveen Investment Trust II

Prospectus and Summary Prospectus

  dated October 28, 2020

Prospectuses and Summary Prospectuses

  dated November 27, 2020

Nuveen Investment Trust V

Prospectus and Summary Prospectus

  dated January 29, 2021

Nuveen Investment Funds, Inc.

Prospectus and Summary Prospectuses

  dated April 30, 2020

Prospectus and Summary Prospectuses

  dated October 28, 2020

Prospectus and Summary Prospectuses

  dated February 26, 2021

Class R3 shares of each Fund will be converted to Class A shares of such Fund at the close of business on June 4, 2021.

Effective May 4, 2021, each Fund will stop accepting purchases of its Class R3 shares from new investors and existing shareholders, except that defined contribution retirement plans that hold Class R3 shares of a Fund as of today may continue to purchase Class R3 shares until June 3, 2021. Each Fund will also continue to issue Class R3 shares upon the exchange of Class R3 shares from another Nuveen mutual fund or for purposes of dividend reinvestment. The Funds reserve the right to modify the extent to which issuance of Class R3 shares is limited prior to the conversion. After the close of business on June 4, 2021, all outstanding Class R3 shares of each Fund will be converted to Class A shares of such Fund and Class R3 shares will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-CR3P-0321P

NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED MARCH 3, 2021

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Investment Trust

Statement of Additional Information

  dated October 28, 2020

Nuveen Investment Trust II

Statement of Additional Information

  dated October 28, 2020

Statements of Additional Information

  dated November 27, 2020

Nuveen Investment Trust V

Statement of Additional Information

  dated January 29, 2021

Nuveen Investment Funds, Inc.

Statement of Additional Information

  dated April 30, 2020

Statement of Additional Information

  dated October 28, 2020

Statement of Additional Information

  dated February 26, 2021

Class R3 shares of each Fund will be converted to Class A shares of such Fund at the close of business on June 4, 2021.

Effective May 4, 2021, each Fund will stop accepting purchases of its Class R3 shares from new investors and existing shareholders, except that defined contribution retirement plans that hold Class R3 shares of a Fund as of today may continue to purchase Class R3 shares until June 3, 2021. Each Fund will also continue to issue Class R3 shares upon the exchange of Class R3 shares from another Nuveen mutual fund or for purposes of dividend reinvestment. The Funds reserve the right to modify the extent to which issuance of Class R3 shares is limited prior to the conversion. After the close of business on June 4, 2021, all outstanding Class R3 shares of each Fund will be converted to Class A shares of such Fund and Class R3 shares will no longer be available after that date.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-CR3SAI-0321P